Financial Instruments and Financial Risk Management - Allowance for Credit Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 44
Balance, end of period	40	$ 44
New allowance from COVID-19		8
Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	40	31
Foreign exchange translation		(1)
New allowance	15	32
Written off	(22)	(28)
Recoveries collected	5	4
Balance, end of period	38	40
New allowance from COVID-19	5
Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	4	1
New allowance	(2)
Recoveries collected		(1)
Balance, end of period	2	4
Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	2
Written off		(2)
Recoveries collected		(1)
Balance, end of period		0
Accounts receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	41
Balance, end of period	39	41
Accounts receivable | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	40	31
Foreign exchange translation		(1)
New allowance	15	32
Written off	(22)	(28)
Recoveries collected	5	4
Balance, end of period	38	40
Accounts receivable | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1	1
New allowance	0
Recoveries collected		0
Balance, end of period	1	1
Accounts receivable | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	2
Written off		(2)
Recoveries collected		0
Balance, end of period		0
Contract assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1
Balance, end of period	1	1
Contract assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Foreign exchange translation		0
New allowance	0	0
Written off	0	0
Recoveries collected	0	0
Balance, end of period	0	0
Contract assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1	0
New allowance	0
Recoveries collected		0
Balance, end of period	1	1
Contract assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Written off		0
Recoveries collected		0
Balance, end of period		0
Other Long-Term Investments and Other Assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2
Balance, end of period	0	2
Other Long-Term Investments and Other Assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Foreign exchange translation		0
New allowance	0	0
Written off	0	0
Recoveries collected	0	0
Balance, end of period	0	0
Other Long-Term Investments and Other Assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2	0
New allowance	(2)
Recoveries collected		(1)
Balance, end of period	0	2
Other Long-Term Investments and Other Assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 0	0
Written off		0
Recoveries collected		(1)
Balance, end of period		0
Cumulative Effect, Period of Adoption, Adjustment | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		2
Cumulative Effect, Period of Adoption, Adjustment | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		4
Cumulative Effect, Period of Adoption, Adjustment | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		1
Cumulative Effect, Period of Adoption, Adjustment | Accounts receivable | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		2
Cumulative Effect, Period of Adoption, Adjustment | Accounts receivable | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		0
Cumulative Effect, Period of Adoption, Adjustment | Accounts receivable | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		0
Cumulative Effect, Period of Adoption, Adjustment | Contract assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		0
Cumulative Effect, Period of Adoption, Adjustment | Contract assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		1
Cumulative Effect, Period of Adoption, Adjustment | Contract assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		0
Cumulative Effect, Period of Adoption, Adjustment | Other Long-Term Investments and Other Assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		0
Cumulative Effect, Period of Adoption, Adjustment | Other Long-Term Investments and Other Assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		3
Cumulative Effect, Period of Adoption, Adjustment | Other Long-Term Investments and Other Assets | Corporate/Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period		$ 1